Lease (Details) - Schedule of table presents operating lease cost reported consolidated statements of comprehensive (loss)/income	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule of table presents operating lease cost reported consolidated statements of comprehensive (loss)/income [Abstract]
Operating lease cost	$ 350,749